Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Net Debt	$ 4,614	$ 5,060
Shareholders’ Equity	29,754	28,698	$ 27,576
Capitalization	$ 34,368	$ 33,758
Net Debt to Capitalization (percent)	13.00%	15.00%